Fair Value Measurements:	6 Months Ended
Jun. 30, 2017
Fair Value Measurements: [Abstract]
Fair Value Measurements:

Note 6.      Fair Value Measurements:

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions. The most observable level 2 inputs used for the convertible notes include the volume weighted average trading price of our common stock and the most recent observable trading history of the 2022 Notes, as defined in Note 11.

	Fair value June 30, 2017	Level 1	Level 2
Marketable securities	$426,126	$426,126	$-
Convertible notes and interest notes	$51,148,557	$-	$51,148,557

	Fair value December 31, 2016	Level 1	Level 2
Marketable securities	$541,216	$541,216	$-
Convertible notes and interest notes	$77,164,724	$-	$77,164,724